Stock-Based Compensation (Details) - Schedule of restricted stock awards - $ / shares	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Schedule Of Restricted Stock Awards Abstract
Number of Shares, Outstanding beginning balance	296,022	517,828		344,426	691,232	691,232
Weighted Average Grant Date Fair Value Per Share, Outstanding beginning balance	$ 1.95	$ 1.9		$ 1.9	$ 1.9	$ 1.9
Number of Shares, Outstanding ending balance	171,820	431,126	691,232	171,820	431,126	344,426
Weighted Average Grant Date Fair Value Per Share, Outstanding ending balance	$ 1.95	$ 1.9	$ 1.9	$ 1.95	$ 1.9	$ 1.9
Number of Shares, Issued				150,000
Weighted Average Grant Date Fair Value Per Share, Issued				$ 2
Number of Shares, Vested	(124,202)	(86,702)	(31,776)	(322,606)	(260,106)	(346,807)
Weighted Average Grant Date Fair Value Per Share, Vested	$ 1.93	$ 1.9		$ 1.92	$ 1.9
Number of Shares, Forfeited
Weighted Average Grant Date Fair Value Per Share, Forfeited